13F-HR
 1
 Bill@baxterinvestment.com
 NONE
 0001096783
 fmd*ekv8
 03/31/2003
 13F-HR


Submitted To:

United States
Securities and Exchange Commission
Washington, D.C.   20549

FORM 13F

FORM 13F COVER PAGE
Report for Calendar Year or Quarter Ended: March 31, 2003

Check Here if Amendment ()
This Amendment (Check only one):() is a restatement
                                (X) adds new holding entries

Institutional Investment Manager Filing this Report:

Name:		  Baxter Brothers, Inc.
Address:	  1030 East Putnam Avenue
		  P.O. Box 2200
		  Greenwich, CT  06830

SEC 13F File Number:		028-05169

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete and that is understood that all required items, statements, schedules, lists and tables are considered integral parts of this form.

Person signing this report:

Name:  William J. Baxter III
Title: Owner / Portfolio Manager
Phone: 203-637-4559

Signature, Place and Date of Signing:

William J. Baxter III, 1030 East Putnam Avenue
Greenwich, CT 06830, April 10, 2003

Report Type (Check only One):
(X)  13F HOLDING REPORT
()   13F NOTICE
()   13F COMBINATION REPORT

List of other Managers reporting for this Manager:
NONE

Form 13 F Summary Page

Number of Other Included Managers:  0
Form 13F Information Table Entry Table: 36
From 13F Information Table Value Total (USD): 95,694,000.00
List of Other Managers Included: None
Voting Authority: None


                       Title            Value    Shares/   Sh/ Put/Invstmt
Name of Issuer         of class CUSIP  (x$1000)  Prn Amt   Prn CallDscretn


Abbott Labs             COM     002824100       765     20344
Aflac Inc.              COM     001055102      2536     79120
American Express        COM     025816109      7489    225360
American Int'l Group    COM     026874107     14680    296862
Aol/Time Warner Inc     COM     02364J104      5569    512780
Berkshire Hathaway      COM     084670991      1786        28
Berkshire Hathaway B    COM     084670207      8708      4075
Chevron Texaco          COM     166764100       277      4284
Citigroup Inc           COM     172967101      2029     58895
Coca-Cola               COM     191216100      1830     45211
Colgate Palmolive       COM     94162103       1829     33600
Comcast A               COM                     246      8617
Disney                  COM     254687106      1393     81828
Electronic Data Sys     COM     285661104      5263    299050
Emerson Electric        COM     291011104       968     21336
Exxon Mobil             COM     302290101      2491     71282
Fannie Mae              COM     313586109      5397     82583
Freddie Mac             COM     313400301      1105     20801
General Electric        COM     369604103     10823    424441
Gillette                COM     375766102      1385     44761
Home Depot              COM     437076102       762     31291
Honeywell Int'l         COM     438516106       391     18283
Jefferson-Pilot         COM     475070108      1425     37044
Johnson & Johnson       COM     478160104      1753     30294
Merck                   COM     589331107       421      7685
Microsoft               COM     594918104       278     11465
Nestle Sa Rep Adr       COM     641069406       209      4300
Pepsico Inc.            COM     713448108       802     20060
Pfizer                  COM     717081103      8407    269794
Procter & Gamble        COM     742718109      1253     14075
Royal Dutch Petr.       COM     780257804       353      8670
Schering-Plough         COM     806605101       279     15673
United Technologies     COM     913017109       217      3760
Wells Fargo & Co.       COM     949746101       639     14205
Wesco Financial         COM     950817106      1527      5125
Wyeth/Amer Home Prod    COM     026609107       407     10770